SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 51,517	$ 77,697	$ 88,591
Long-lived assets	13,592	9,307
Israel [Member]
Revenues	11,517	10,152	10,091
Long-lived assets	8,077	3,966	3,810
Europe [Member]
Revenues	7,311	12,809	10,913
Long-lived assets	1,195	1,134	1,091
North America [Member]
Revenues	13,614	10,732	13,373
USA [Member]
Long-lived assets	12	21	41
Canada [Member]
Long-lived assets	3,295	3,426	3,410
South And Latin America [Member]
Revenues	3,118	15,159	12,145
Africa [Member]
Revenues	8,182	21,642	35,499
Others [Member]
Revenues	7,775	7,203	6,570
Long-lived assets	$ 1,013	$ 760	$ 268